Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,333	€ 1,386
Additions	26	29
Capital expenditure		14
Business combinations, disposals and other changes	0	(6)
Amortization through income statement	(127)	(194)
Impairment losses		(8)
Shadow accounting adjustments	126	41
Net exchange differences	47	72
Transfers to disposal groups	(165)
Ending balance	1,240	1,333
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	8,427
Ending balance	8,278	8,427
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(7,094)
Ending balance	(7,038)	(7,094)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	391	375
Business combinations, disposals and other changes	11
Net exchange differences	10	16
Transfers to disposal groups	(97)
Ending balance	316	391
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	561
Ending balance	487	561
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(169)
Ending balance	(171)	(169)
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	750	815
Amortization through income statement	(97)	(163)
Shadow accounting adjustments	126	41
Net exchange differences	44	57
Ending balance	821	750
VOBA [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,923
Ending balance	7,231	6,923
VOBA [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(6,174)
Ending balance	(6,409)	(6,174)
Future servicing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	65	71
Business combinations, disposals and other changes	(1)
Amortization through income statement	(9)	(8)
Net exchange differences		1
Ending balance	56	65
Future servicing rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	350
Ending balance	347	350
Future servicing rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(285)
Ending balance	(291)	(285)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	83	79
Additions	20	25
Capital expenditure		14
Business combinations, disposals and other changes	(26)	(7)
Amortization through income statement	(16)	(20)
Impairment losses		(7)
Net exchange differences	(3)	(1)
Transfers to disposal groups	(37)
Ending balance	21	83
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	408
Ending balance	85	408
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(325)
Ending balance	(64)	(325)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	44	45
Additions	6	3
Business combinations, disposals and other changes	16	1
Amortization through income statement	(5)	(4)
Impairment losses		(1)
Net exchange differences	(4)	(1)
Transfers to disposal groups	(32)
Ending balance	25	44
Other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	185
Ending balance	128	185
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(141)
Ending balance	€ (102)	€ (141)